Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of December 31, 2021	As of December 31, 2020	Margin
	Credit facilities
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	$106,047	$122,324	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	32,480	35,920	2.55%
(iii)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	6,000	—	5.00%
(iv)	Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”)	5,000	—	—
(v)	Issued in August 2021 maturing in September 2022 (the “CGC Seller’s Credit”)	5,000	—	—
(vi)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	120,566	—	2.50%
	Sale and lease back agreements
(vii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	32,900	36,100	2.55%
(viii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	32,900	36,100	2.55%
(ix)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	45,660	49,324	2.60%
(x)	Issued in May 2020 fully repaid in May 2021 (the “ICBCFL”)	—	50,570	2.60%
(xi)	Issued in May 2020 fully repaid in December 2021 (the “ICBCFL”)	—	49,324	2.60%
(xii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”)	9,184	—	2.85%
(xiii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL-Panamax”)	9,184	—	2.85%
(xiv)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL- Panamax”)	9,184	—	2.85%
(xv)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	144,744	—	2.70%
(xvi)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	151,299	—	2.70%
(xvii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL-LNG/C”)	146,315	—	2.55%
(xviii)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL-LNG/C”)	147,493	—	2.55%
(xix)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	142,609	—	*
	Unsecured Bonds
(xx)	Issued in October 2021 maturing in October 2026	170,862	—	2.65%

	Total long-term debt	1,317,427	379,662
	Less: Deferred loan and financing arrangements issuance costs	8,453	5,338
	Total long-term debt, net	1,308,974	374,324
	Less: Current portion of long-term debt	100,144	37,210
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,265	1,400
	Long-term debt, net	$1,211,095	$338,514

*	-It is being repaid at the rate of $31 per day including interest.

Long-Term Debt - Required Annual Loan Payments (Table)

The required annual payments to be made subsequently to December 31, 2021 are as follows:

For the year ending December 31,	Amount
2022	$100,144
2023	163,328
2024	66,217
2025	124,001
2026	243,402
Thereafter	620,335
Total	$1,317,427